Financial Instruments (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Non-Derivatives:
Cost method investments	$ 7,347,000	$ 7,347,000	[1]
Derivatives:
Derivative asset	5,154,000	5,022,000
Derivative liability	546,000	1,470,000
Deferred finance charges	27,388,000	26,308,000
Interest Rate Swaps | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives:
Notional value	$ 1,250,000,000
Interest Rate Swaps | Minimum | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives:
Fixed interest rates	1.13%
Interest Rate Swaps | Maximum | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives:
Fixed interest rates	1.94%
Carrying value | Level 1
Non-Derivatives:
Cash and cash equivalents	$ 286,562,000	224,190,000
Restricted cash and short-term deposits	452,503,000	416,028,000
Carrying value | Level 2
Non-Derivatives:
Current portion of long-term debt and short-term debt	1,111,697,000	455,405,000
Long-term debt - convertible bonds	336,899,000	218,851,000
Long-term debt	881,341,000	1,329,250,000
Carrying value | Level 2 | Interest Rate Swaps
Derivatives:
Derivative asset	5,154,000	5,022,000
Derivative liability	546,000	1,470,000
Carrying value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps asset	388,000	0
Foreign exchange swaps liability	17,000	993,000
Carrying value | Level 2 | Return Equity Swap
Derivatives:
Derivative liability	60,603,000	56,763,000
Carrying value | Level 2 | Earn-out Units
Derivatives:
Derivative asset	17,000,000	15,000,000
Carrying value | Level 3
Non-Derivatives:
Cost method investments	7,347,000	7,347,000
Fair value | Level 1
Non-Derivatives:
Cash and cash equivalents	286,562,000	224,190,000
Restricted cash and short-term deposits	452,503,000	416,028,000
Fair value | Level 2
Non-Derivatives:
Current portion of long-term debt and short-term debt	1,111,697,000	455,405,000
Long-term debt - convertible bonds	381,236,000	219,428,000
Long-term debt	881,341,000	1,329,250,000
Fair value | Level 2 | Interest Rate Swaps
Derivatives:
Derivative asset	5,154,000	5,022,000
Derivative liability	546,000	1,470,000
Fair value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps asset	388,000	0
Foreign exchange swaps liability	17,000	993,000
Fair value | Level 2 | Return Equity Swap
Derivatives:
Derivative liability	60,603,000	56,763,000
Fair value | Level 2 | Earn-out Units
Derivatives:
Derivative asset	17,000,000	15,000,000
Fair value | Level 3
Non-Derivatives:
Cost method investments	$ 7,347,000	$ 7,347,000

[1]	Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities ceased to qualify for classification as held-for-sale. Accordingly, as of September 30, 2017 (and for all retrospective periods presented), these assets and liabilities are presented as held for use in the consolidated balance sheets. See note 2.